Commitments	12 Months Ended
Dec. 31, 2019
Commitments [Abstract]
Commitments
Commitments

We are committed to payments totaling $4,867,131 for activities related to our clinical trial, manufacturing and collaboration programs which are expected to occur over the next two years.

Our commitments include one-half of the committed payments related to our collaboration with Merck KGaA, Darmstadt, Germany, and Pfizer Inc ("Pfizer"), known as BRACELET-1, as the cost of this phase 2 clinical trial will be shared equally between Oncolytics and Pfizer. As at December 31, 2019, we recorded US$1,500,000 (December 31, 2018 - nil) in other receivables related to an upfront payment of BRACELET-1 cost from Pfizer per the terms of the collaboration agreement with an offsetting US$652,306 (December 31, 2018 - nil) in other liabilities representing future trial costs to be incurred.

Under a clinical trial agreement entered into with the Alberta Cancer Board (“ACB”), we have agreed to repay the amount funded under the agreement together with a royalty, to a combined maximum amount of $400,000 plus an overhead repayment of $100,000, upon sales of a specified product.  We agreed to repay the ACB in annual installments in an amount equal to the lesser of: (a) 5% of gross sales of a specified product; or (b) $100,000 per annum once sales of a specified product commence.